Consolidated Statement of Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income calculated using the effective interest method
Loan portfolio	$ 18,947,029	$ 18,491,167	$ 17,390,615
Investments in debt securities	1,275,761	1,061,568	966,021
Total interest income	20,222,790	19,552,735	18,356,636
Deposits
Checking accounts	(328,134)	(413,939)	(350,173)
Savings accounts	(1,467,635)	(1,503,277)	(1,497,038)
Time deposits	(3,663,358)	(3,595,611)	(3,296,508)
Interest expense on deposits from customers	(5,459,127)	(5,512,827)	(5,143,719)
Financial obligations
Interbank borrowings and overnight funds	(283,966)	(380,858)	(266,064)
Borrowings from banks and others	(860,468)	(1,014,304)	(769,184)
Bonds issued	(1,531,565)	(1,220,437)	(1,162,699)
Borrowing from development entities	(127,138)	(138,791)	(143,175)
Total Financial obligations	(2,803,137)	(2,754,390)	(2,341,122)
Net interest income	11,960,526	11,285,518	10,871,795
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable	(6,267,224)	(4,193,980)	(4,149,972)
Other financial assets	(74,765)	60,015	32,506
Recovery of charged-off financial assets	328,096	378,862	320,121
Net impairment loss on financial assets	(6,013,893)	(3,755,103)	(3,797,345)
Net interest income, after loss allowance	5,946,633	7,530,415	7,074,450
Income from commissions and fees	5,835,899	6,083,343	5,453,382
Expenses from commissions and fees	(742,476)	(627,999)	(613,763)
Net income from commissions and fees	5,093,423	5,455,344	4,839,619
Income from sales of goods and services	9,144,789	9,156,588	8,126,014
Costs and expenses of sales goods and services	(6,321,488)	(6,781,777)	(5,482,102)
Gross profit from sales of goods and services	2,823,301	2,374,811	2,643,912
Net trading income	1,295,424	761,911	582,709
Net income from other financial instruments mandatorily at fair value through profit or loss	252,355	217,616	205,803
Other income	1,716,899	1,282,963	1,358,681
Other expenses	(10,652,751)	(10,171,349)	(9,371,033)
Net income before tax expense	6,475,284	7,451,711	7,334,141
Income tax expense	(1,843,668)	(2,086,257)	(2,149,590)
Net income for the year	4,631,616	5,365,454	5,184,551
Net income for the year attributable to:
Owners of the parent	2,349,521	3,034,409	2,912,694
Non-controlling interest	2,282,095	2,331,045	2,271,857
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 4,631,616	$ 5,365,454	$ 5,184,551
Net income per share basic and diluted (in Colombian pesos, see note 25)	$ 105.450	$ 136.190	$ 130.730